UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21760

Name of Fund: Multi-Strategy Hedge Advantage

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

Multi-Strategy Hedge Advantage
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

Strategy                           Portfolio Funds                                                                  Value
----------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 5.5%       Aristeia International Ltd                                                   $    414,231
                                   Context Convertible Arbitrage Offshore Ltd                                        409,204
                                   Waterstone Market Neutral Offshore Fund                                           857,607
                                                                                                                ------------
                                                                                                                   1,681,042
----------------------------------------------------------------------------------------------------------------------------
Directional - 21.2%                Bridgewater Pure Alpha Fund I                                                   1,019,213
                                   CRG Partners Ltd                                                                  656,441
                                   Cornerstone International Value (Offshore) Fund Ltd                               705,297
                                   Drawbridge Global Macro Fund Ltd                                                  925,356
                                   Graham Global Investment Fund II Ltd Discretionary                                777,984
                                   Grinham Diversified Fund Ltd                                                      879,764
                                   Grossman Currency Fund Ltd                                                        566,441
                                   Salem Futures Fund (Offshore) Ltd                                                 344,065
                                   Vega Select Opportunities Fund Ltd                                                568,394
                                                                                                                ------------
                                                                                                                   6,442,955
----------------------------------------------------------------------------------------------------------------------------
Equity Neutral - 3.5%              Ventus US$ Double Leverage Fund                                                 1,054,978
----------------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 29.9%       Altairis Offshore Ltd                                                           1,220,803
                                   GCM Little Arbor Partners (Cayman) Ltd                                          1,012,093
                                   Hayground Cove Overseas Partners Ltd                                            1,246,842
                                   Kinetics Fund Inc.                                                                688,052
                                   Martin Currie Absolute Returns Fund Ltd                                         1,354,730
                                   Maverick Levered Fund Ltd                                                         557,236
                                   Neon Liberty Emerging Markets Fund Ltd                                            422,249
                                   North Sound Legacy International Ltd                                              666,648
                                   SR Capital Offshore Ltd                                                           567,423
                                   Trivium Offshore Fund Ltd                                                       1,367,750
                                                                                                                ------------
                                                                                                                   9,103,826
----------------------------------------------------------------------------------------------------------------------------
Event Driven - 19.3%               Avenue Europe International Ltd                                                   419,064
                                   Avenue International Ltd                                                          412,158
                                   GoldenTree Credit Opportunities II Ltd                                            558,233
                                   Litespeed Offshore Fund Ltd                                                       721,457
                                   Ore Hill International Fund Ltd                                                   896,271
                                   The Canyon Value Realization Fund (Cayman) Ltd                                    710,117
                                   York European Opportunities Unit Trust                                            932,181
                                   York Global Value Unit Trust                                                      616,285
                                   York Investments Ltd                                                              611,857
                                                                                                                ------------
                                                                                                                   5,877,623
----------------------------------------------------------------------------------------------------------------------------
Fixed Income - 5.0%                PIMCO Global Relative Value Offshore Fund                                         400,857
                                   Smith Breeden Global Funding Ltd                                                  327,436
                                   The Drake Absolute Returns Fund Ltd                                               408,024
                                   The Obsidian (Offshore) Fund                                                      398,695
                                                                                                                ------------
                                                                                                                   1,535,012
----------------------------------------------------------------------------------------------------------------------------
Multi-Strategy- 5.4%               HBK Offshore Fund Ltd                                                           1,658,710
----------------------------------------------------------------------------------------------------------------------------

Total Investments (Cost - $26,900,000*) - 89.8%                                                                   27,354,146

Other Assets Less Liabilities - 10.2%                                                                              3,096,393
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $ 30,450,539
                                                                                                                ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .....................................         $ 26,900,000
                                                                   ============
      Gross unrealized appreciation ......................         $    637,995
      Gross unrealized depreciation ......................             (183,849)
                                                                   ------------
      Net unrealized appreciation ........................         $    454,146
                                                                   ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Strategy Hedge Advantage


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Advantage

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Advantage

Date: February 21, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Multi-Strategy Hedge Advantage

Date: February 21, 2006